Segments of operations (Details) - Schedule of revenue by product - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue [Member]
Segment Reporting Information [Line Items]
Revenue			$ 2,994	$ 593
Gross profit (loss) [Member]
Segment Reporting Information [Line Items]
Revenue			486	124
Long lived assets [Member]
Segment Reporting Information [Line Items]
Revenue	$ (64)	$ (394)		5,400
Telecommunications [Member] | Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(49)	(175)	839	525
Telecommunications [Member] | Gross profit (loss) [Member]
Segment Reporting Information [Line Items]
Revenue			607	212
Telecommunications [Member] | Long lived assets [Member]
Segment Reporting Information [Line Items]
Revenue	7	(66)
General Purpose Reloadable Cards [Member] | Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(15)	(219)	2,155	68
General Purpose Reloadable Cards [Member] | Gross profit (loss) [Member]
Segment Reporting Information [Line Items]
Revenue			(121)	(88)
General Purpose Reloadable Cards [Member] | Long lived assets [Member]
Segment Reporting Information [Line Items]
Revenue	$ 52	$ 88		$ 5,400